UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Short Duration Bond Fund
Class A [PARTX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Short Duration Bond Fund returned 5.41%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSA-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.41	2.56	2.69
Class A (with sales charge)	3.04	2.10	2.45
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to June 1, 2018, has been restated to reflect the current maximum sales charge, which is higher than the maximum sales charge prior to that date.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSA-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSA-1225

Putnam Short Duration Bond Fund
Class C [PARQX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$140	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Short Duration Bond Fund returned 4.63%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSC-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.63	1.80	2.06
Class C (with sales charge)	3.63	1.80	2.06
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSC-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSC-1225

Putnam Short Duration Bond Fund
Class R [PRARX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$89	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Short Duration Bond Fund returned 5.12%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	5.12	2.31	2.42
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSR-1225

Putnam Short Duration Bond Fund
Class R6 [PRREX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$38	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Short Duration Bond Fund returned 5.65%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSR6-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.65	2.81	2.94
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSR6-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSR6-1225

Putnam Short Duration Bond Fund
Class Y [PARYX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$38	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Short Duration Bond Fund returned 5.56%. The Fund compares its performance to the ICE  BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark†, which both returned 5.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	There were no significant detractors from performance.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSY-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.56	2.80	2.94
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
ICE BofA 1-3 Year U.S. Corporate Index	5.67	2.43	2.67
Putnam Short Duration Bond Linked Benchmark†	5.67	2.43	2.44
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,352,169,104
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	515
Total Management Fee Paid	$4,970,299
Portfolio Turnover Rate	33%
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSY-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the Fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that the Investment Manager believes are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025 the portfolio managers primarily responsible for the day-to-day management of the Fund are Andrew C. Benson, Albert W. Chan, Joanne M. Driscoll and Michael J. Lima.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSY-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $175,434 in October 31, 2024 and $152,824 in October 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $25,322 in October 31, 2024 and $30,537 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,744,072 in October 31, 2024 and $1,820,011 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Short Duration Bond
Fund
Financial Statements and Other Important Information
Annual | October 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 28
Notes to Financial Statements 32
Report of Independent Registered Public Accounting Firm 46
Tax Information 47
Changes In and Disagreements with Accountants 48
Results of Meeting(s) of Shareholders 48
Remuneration Paid to Directors, Officers and Others 48
Board Approval of Management and Subadvisory Agreements 48

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.86 $9.55 $9.42 $10.18 $10.21
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.34 0.28 0.17 0.16
Net realized and unrealized gains (losses) ........... 0.15 0.39 0.16 (0.76) (0.03)
Total from investment operations .................... 0.52 0.73 0.44 (0.59) 0.13
Less distributions from:
Net investment income .......................... (0.39) (0.42) (0.31) (0.16) (0.16)
Net realized gains ............................. — — — (0.01) —
Total distributions ............................... (0.39) (0.42) (0.31) (0.17) (0.16)
Net asset value, end of year ....................... $9.99 $9.86 $9.55 $9.42 $10.18
Total return
c
................................... 5.41% 7.82% 4.66% (5.79)% 1.27%
Ratios to average net assets
Expenses
d
.................................... 0.62%
e
0.62% 0.62% 0.62% 0.62%
Net investment income ........................... 3.73% 3.51% 2.90% 1.70% 1.52%
Supplemental data
Net assets , end of year (000’s) ..................... $453,222 $482,697 $485,453 $729,336 $1,383,392
Portfolio turnover rate ............................ 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.83 $9.52 $9.40 $10.16 $10.18
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.27 0.21 0.10 0.08
Net realized and unrealized gains (losses) ........... 0.16 0.39 0.14 (0.76) (0.02)
Total from investment operations .................... 0.45 0.66 0.35 (0.66) 0.06
Less distributions from:
Net investment income .......................... (0.32) (0.35) (0.23) (0.09) (0.08)
Net realized gains ............................. — — — (0.01) —
Total distributions ............................... (0.32) (0.35) (0.23) (0.10) (0.08)
Net asset value, end of year ....................... $9.96 $9.83 $9.52 $9.40 $10.16
Total return
c
................................... 4.63% 7.03% 3.78% (6.51)% 0.61%
Ratios to average net assets
Expenses
d
.................................... 1.37%
e
1.37% 1.37% 1.37% 1.37%
Net investment income ........................... 2.98% 2.76% 2.16% 0.97% 0.77%
Supplemental data
Net assets , end of year (000’s) ..................... $17,040 $17,306 $17,469 $20,267 $29,701
Portfolio turnover rate ............................ 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.91 $9.60 $9.47 $10.24 $10.26
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.32 0.26 0.15 0.13
Net realized and unrealized gains (losses) ........... 0.15 0.39 0.15 (0.77) (0.02)
Total from investment operations .................... 0.50 0.71 0.41 (0.62) 0.11
Less distributions from:
Net investment income .......................... (0.37) (0.40) (0.28) (0.14) (0.13)
Net realized gains ............................. — — — (0.01) —
Total distributions ............................... (0.37) (0.40) (0.28) (0.15) (0.13)
Net asset value, end of year ....................... $10.04 $9.91 $9.60 $9.47 $10.24
Total return .................................... 5.12% 7.53% 4.39% (6.08)% 1.12%
Ratios to average net assets
Expenses
c
..................................... 0.87%
d
0.87% 0.87% 0.87% 0.87%
Net investment income ........................... 3.49% 3.36% 2.62% 1.47% 1.26%
Supplemental data
Net assets , end of year (000’s) ..................... $1,229 $911 $301 $864 $1,265
Portfolio turnover rate ............................ 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.90 $9.59 $9.46 $10.22 $10.25
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.37 0.31 0.20 0.18
Net realized and unrealized gains (losses) ........... 0.15 0.39 0.15 (0.76) (0.02)
Total from investment operations .................... 0.55 0.76 0.46 (0.56) 0.16
Less distributions from:
Net investment income .......................... (0.42) (0.45) (0.33) (0.19) (0.19)
Net realized gains ............................. — — — (0.01) —
Total distributions ............................... (0.42) (0.45) (0.33) (0.20) (0.19)
Net asset value, end of year ....................... $10.03 $9.90 $9.59 $9.46 $10.22
Total return .................................... 5.65% 8.06% 4.91% (5.52)% 1.52%
Ratios to average net assets
Expenses
c
..................................... 0.37%
d
0.37% 0.37% 0.37% 0.37%
Net investment income ........................... 3.98% 3.78% 3.20% 2.00% 1.78%
Supplemental data
Net assets , end of year (000’s) ..................... $11,120 $15,158 $7,702 $5,403 $6,941
Portfolio turnover rate ............................ 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.88 $9.56 $9.44 $10.20 $10.23
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.37 0.31 0.20 0.18
Net realized and unrealized gains (losses) ........... 0.14 0.40 0.14 (0.76) (0.02)
Total from investment operations .................... 0.54 0.77 0.45 (0.56) 0.16
Less distributions from:
Net investment income .......................... (0.42) (0.45) (0.33) (0.19) (0.19)
Net investment income and net foreign currency gains .. — — — (0.01) —
Total distributions ............................... (0.42) (0.45) (0.33) (0.20) (0.19)
Net asset value, end of year ....................... $10.00 $9.88 $9.56 $9.44 $10.20
Total return .................................... 5.56% 8.19% 4.81% (5.53)% 1.52%
Ratios to average net assets
Expenses
c
..................................... 0.37%
d
0.37% 0.37% 0.37% 0.37%
Net investment income ........................... 3.98% 3.76% 3.16% 2.01% 1.76%
Supplemental data
Net assets , end of year (000’s) ..................... $869,558 $742,260 $711,012 $1,000,635 $1,077,719
Portfolio turnover rate ............................ 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, October 31, 2025
Putnam Short Duration Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.6%
Capital Markets 2.6%
a
Franklin Ultra Short Bond ETF .......................... United States 1,367,280 $ 34,291,382
Total Management Investment Companies (Cost $34,024,973) ..................
34,291,382
Principal
Amount
*
Corporate Bonds 55.2%
Aerospace & Defense 2.2%
b
BAE Systems plc , Senior Note , 144A, 5.125% , 3/26/29 ....... United Kingdom 3,760,000 3,875,602
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 448,000 423,162
Senior Note, 2.75%, 2/01/26 ......................... United States 10,330,000 10,289,989
Senior Note, 6.259%, 5/01/27 ........................ United States 858,000 881,932
Senior Note, 6.298%, 5/01/29 ........................ United States 9,354,000 9,926,194
General Electric Co. , Senior Note , 4.3% , 7/29/30 ............
United States 1,025,000 1,033,000
Howmet Aerospace, Inc. , Senior Note , 3% , 1/15/29 ..........
United States 2,599,000 2,512,213
28,942,092
Automobiles 0.9%
b
Hyundai Capital America ,
Senior Note, 144A, 5.3%, 1/08/29 ..................... United States 8,255,000 8,473,468
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 2,590,000 2,748,374
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,288,000 1,323,694
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 170,000 170,434
12,715,970
Banks 9.5%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 4,100,000 4,173,224
Banco Bilbao Vizcaya Argentaria SA , Senior Preferred Note ,
5.381% , 3/13/29 ................................... Spain 3,800,000 3,931,113
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 19,600,000 19,179,760
Bank of America Corp. , Senior Note , 6.204% to 11/09/27, FRN
thereafter , 11/10/28 ................................ United States 8,601,000 8,946,465
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 1.604% , 10/04/26 ............................. France 5,000,000 4,889,347
Barclays plc ,
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 2,300,000 2,342,554
Senior Note, 5.367% to 2/24/30, FRN thereafter, 2/25/31 .... United Kingdom 1,550,000 1,599,110
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 1,415,000 1,418,810
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 2,960,000 2,981,836
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 1,295,000 1,346,577
Citibank NA , Senior Note , 4.914% , 5/29/30 ................
United States 3,470,000 3,570,971
Citigroup, Inc. ,
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,710,000 3,715,308
Sub. Bond, 4.45%, 9/29/27 .......................... United States 10,945,000 10,981,957
b
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.335% to
1/09/29, FRN thereafter , 1/10/30 ...................... France 1,880,000 1,935,280
b
Danske Bank A/S , Senior Preferred Note , 144A, 1.549% to
9/09/26, FRN thereafter , 9/10/27 ...................... Denmark 2,111,000 2,063,436
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 1,925,000 1,936,224

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 880,000 $ 925,354
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 2,000,000 2,028,644
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 6,917,000 7,165,402
ING Groep NV ,
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 4,000,000 4,060,847
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 1,900,000 1,925,650
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 5.71% , 1/15/26 ...... Italy 3,750,000 3,757,172
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 .... United States 6,250,000 6,196,532
Senior Note, 1.47% to 9/21/26, FRN thereafter, 9/22/27 ..... United States 3,250,000 3,173,773
Lloyds Banking Group plc , Senior Note , 4.818% to 6/12/28, FRN
thereafter , 6/13/29 ................................. United Kingdom 8,410,000 8,530,388
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 1,765,000 1,773,358
b,c
NatWest Markets plc , Senior Note , 144A, 4.412% , 11/06/30 .... United Kingdom 2,375,000 2,374,658
PNC Bank NA , Sub. Bond , 4.05% , 7/26/28 ................
United States 6,300,000 6,289,359
Santander Holdings USA, Inc. , Senior Note , 2.49% to 1/05/27,
FRN thereafter , 1/06/28 ............................. United States 4,000,000 3,906,464
127,119,573
Biotechnology 0.4%
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 .................
United States 4,720,000 4,826,202
Capital Markets 7.7%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 4,299,000 4,233,297
Senior Note, 7%, 1/15/27 ........................... United States 765,000 785,895
Senior Note, 2.875%, 6/15/27 ........................ United States 4,581,000 4,468,451
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 1,615,000 1,641,465
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,482,000 1,454,660
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.129% to 11/23/25, FRN
thereafter, 11/24/26 ................................ Germany 5,270,000 5,262,904
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 5,921,000 5,802,677
Goldman Sachs Group, Inc. (The) ,
Senior Note, 1.431% to 3/08/26, FRN thereafter, 3/09/27 .... United States 4,000,000 3,958,946
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 15,000,000 14,673,964
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 3,964,000 3,952,903
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 11/15/29 ............................... United States 3,500,000 3,403,804
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 2,015,000 2,024,454
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 399,000 425,681
Senior Note, 5.2%, 3/15/30 .......................... United States 358,000 365,880
b
Senior Note, 144A, 4.625%, 11/15/27 .................. United States 2,000,000 1,994,022
Morgan Stanley ,
Senior Note, 4.21% to 4/19/27, FRN thereafter, 4/20/28 ..... United States 6,435,000 6,442,407
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 2,445,000 2,495,936
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 1,672,000 1,703,358
I, Senior Note, 4.133% to 10/17/28, FRN thereafter, 10/18/29 United States 1,420,000 1,416,899
Sub. Bond, 3.95%, 4/23/27 .......................... United States 10,000,000 9,980,019

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
MSCI, Inc. ,
Senior Bond, 144A, 4%, 11/15/29 ..................... United States 3,200,000 $ 3,122,983
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 432,000 411,181
UBS AG ,
Senior Note, 1.25%, 8/07/26 ......................... Switzerland 887,000 869,196
Senior Note, 7.5%, 2/15/28 .......................... Switzerland 3,164,000 3,413,028
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ......................... Switzerland 5,586,000 5,597,022
b
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 10,500,000 10,421,234
b
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 5,750,000 5,950,963
106,273,229
Chemicals 1.2%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 10,693,000 10,423,446
Senior Note, 6.665%, 7/15/27 ........................ United States 515,000 528,991
b
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 5,369,000 5,373,222
16,325,659
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 900,000 932,009
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 1,106,000 1,001,454
Senior Note, 4.85%, 8/15/30 ......................... United States 1,284,000 1,310,011
2,311,465
Consumer Finance 4.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 2,900,000 2,855,894
Senior Note, 6.1%, 1/15/27 .......................... Ireland 10,000,000 10,205,400
Ally Financial, Inc. ,
Senior Note, 4.75%, 6/09/27 ......................... United States 2,715,000 2,732,238
Sub. Bond, 5.75%, 11/20/25 ......................... United States 10,200,000 10,198,133
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 5,414,000 5,616,004
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,790,000 1,799,146
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 3,555,000 3,529,887
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 8,280,000 8,375,221
General Motors Financial Co., Inc. ,
Senior Note, 1.5%, 6/10/26 .......................... United States 11,250,000 11,067,408
Senior Note, 4.2%, 10/27/28 ......................... United States 440,000 439,015
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 932,000 943,479
57,761,825
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 4,302,000 4,033,770
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 1,285,000 1,304,159
5,337,929

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 1.3%
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 10,380,000 $ 10,048,656
Senior Secured Note, 5.5%, 4/15/28 ................... United States 870,000 895,076
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 3,000 3,000
b
Graphic Packaging International LLC , Senior Secured Note ,
144A, 1.512% , 4/15/26 .............................. United States 7,461,000 7,358,212
18,304,944
Diversified REITs 0.7%
VICI Properties LP , Senior Note , 4.75% , 2/15/28 ............
United States 2,339,000 2,359,862
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 4.5%, 9/01/26 ..................... United States 1,410,000 1,410,926
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 876,000 867,685
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 2,935,000 2,935,748
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 1,365,000 1,334,246
8,908,467
Diversified Telecommunication Services 0.5%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ................... United States 3,680,000 3,661,084
Senior Bond, 144A, 5%, 2/01/28 ...................... United States 2,000,000 1,981,177
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,484,000 1,594,674
7,236,935
Electric Utilities 2.9%
American Electric Power Co., Inc. , N , Senior Note , 1% , 11/01/25
United States 4,000,000 4,000,000
b
Enel Finance International NV , Senior Note , 144A, 4.125% ,
9/30/28 ......................................... Italy 745,000 743,076
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,000,000 1,025,956
FirstEnergy Corp. , B , Senior Bond , 3.9% , 7/15/27 ...........
United States 3,500,000 3,479,021
NextEra Energy Capital Holdings, Inc. ,
Senior Note, 4.685%, 9/01/27 ........................ United States 755,000 763,359
Senior Note, 5.05%, 3/15/30 ......................... United States 2,540,000 2,618,092
b
NRG Energy, Inc. , Senior Secured Note , 144A, 2% , 12/02/25 .. United States 2,000,000 1,993,655
Pacific Gas and Electric Co. ,
Senior Note, 3%, 6/15/28 ........................... United States 8,686,000 8,377,040
Senior Note, 6.1%, 1/15/29 .......................... United States 785,000 819,189
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 1,320,000 1,397,706
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ......................... United States 4,950,000 4,921,533
Senior Note, 5.5%, 3/15/29 .......................... United States 1,960,000 2,038,645
b
Vistra Operations Co. LLC ,
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 4,250,000 4,281,850
Senior Secured Note, 144A, 4.3%, 10/15/28 ............. United States 2,105,000 2,098,377
Wisconsin Electric Power Co. , Senior Note , 4.15% , 10/15/30 ...
United States 1,120,000 1,116,391
39,673,890
Electrical Equipment 0.4%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,460,000 2,545,287
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,796,000 2,757,176
5,302,463

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components 0.1%
c
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 .............. United States 985,000 $ 980,632
Entertainment 0.4%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 5,659,000 5,910,388
Financial Services 1.1%
Block, Inc. , Senior Note , 2.75% , 6/01/26 ..................
United States 10,575,000 10,460,899
Corebridge Financial, Inc. , Senior Note , 3.65% , 4/05/27 .......
United States 4,715,000 4,676,402
b
Nationwide Building Society , Senior Non-Preferred Note , 144A,
4.649% to 7/13/28, FRN thereafter , 7/14/29 .............. United Kingdom 890,000 897,259
16,034,560
Food Products 1.5%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 472,000 443,279
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 1,660,000 1,591,990
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 680,000 656,491
Kellanova , B , Senior Bond , 7.45% , 4/01/31 ................
United States 300,000 345,448
b
Mars, Inc. ,
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 1,620,000 1,639,308
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 6,470,000 6,610,764
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 157,000 160,110
b
Mondelez International Holdings Netherlands BV , Senior Note ,
144A, 1.25% , 9/24/26 ............................... United States 10,000,000 9,760,343
21,207,733
Ground Transportation 1.0%
b
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ...... United Kingdom 9,275,000 9,074,670
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 1.2% , 11/15/25 ............................... United States 1,385,000 1,383,252
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 3,195,000 3,284,900
13,742,822
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 610,000 622,563
Health Care Providers & Services 1.1%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ..............
United States 230,000 211,733
CVS Health Corp. , Senior Note , 5.4% , 6/01/29 .............
United States 7,750,000 8,021,984
HCA, Inc. , Senior Note , 5.2% , 6/01/28 ....................
United States 4,800,000 4,915,564
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 1,267,000 1,293,835
Senior Secured Note, 5.849%, 5/08/29 ................. United States 543,000 567,463
15,010,579
Hotels, Restaurants & Leisure 1.4%
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,905,000 1,929,741
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 184,000 189,640
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 8,243,000 8,114,082
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 3,362,000 3,420,847
Senior Note, 5.05%, 3/30/28 ......................... United States 2,055,000 2,091,846
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 1,763,000 1,749,827

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 United States 1,185,000 $ 1,188,569
18,684,552
Household Durables 0.6%
DR Horton, Inc. , Senior Note , 1.3% , 10/15/26 ..............
United States 5,320,000 5,185,011
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 287,000 287,936
Senior Bond, 3.8%, 11/01/29 ......................... United States 2,140,000 2,099,026
7,571,973
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 6,000,000 5,962,470
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 2,165,000 2,313,031
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 3,000,000 3,101,388
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 650,000 646,524
12,023,413
Insurance 2.0%
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 2,580,000 2,622,471
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 660,000 674,118
b
Athene Global Funding , Secured Note , 144A, 1.73% , 10/02/26 . United States 12,044,000 11,780,843
Brown & Brown, Inc. , Senior Note , 4.7% , 6/23/28 ...........
United States 2,885,000 2,912,758
b
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 3,340,000 3,265,439
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 403,000 382,488
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 500,000 509,321
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,230,000 2,329,732
Willis North America, Inc. , Senior Note , 4.65% , 6/15/27 .......
United States 2,635,000 2,652,135
27,129,305
Interactive Media & Services 0.3%
Meta Platforms, Inc. ,
Senior Note, 4.2%, 11/15/30 ......................... United States 3,045,000 3,042,516
Senior Note, 4.6%, 11/15/32 ......................... United States 1,160,000 1,166,171
4,208,687
IT Services 0.6%
b
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............. United States 8,368,000 8,301,124
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 2,248,000 1,956,680
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 1,067,000 1,070,056
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
2.25% , 1/15/29 ................................... United States 1,000,000 930,590
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 700,000 685,766
Senior Note, 3.7%, 6/01/28 .......................... United States 794,000 778,741
2,395,097

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.5%
b
Glencore Funding LLC ,
Senior Note, 144A, 1.625%, 4/27/26 ................... Australia 2,500,000 $ 2,468,267
Senior Note, 144A, 5.4%, 5/08/28 ..................... Australia 1,429,000 1,467,485
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 2,500,000 2,627,182
6,562,934
Multi-Utilities 0.3%
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 2,575,000 2,603,464
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 725,000 723,958
3,327,422
Oil, Gas & Consumable Fuels 2.9%
Boardwalk Pipelines LP , Senior Bond , 5.95% , 6/01/26 ........
United States 3,805,000 3,825,528
b
Canadian Natural Resources Ltd. , Senior Note , 144A, 5% ,
12/15/29 ........................................ Canada 2,389,000 2,441,046
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 5,380,000 5,383,131
Coterra Energy Operating Co. , Senior Bond , 3.9% , 5/15/27 ....
United States 3,874,000 3,716,565
Diamondback Energy, Inc. , Senior Note , 5.15% , 1/30/30 ......
United States 2,195,000 2,253,318
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 1,900,000 1,857,533
Energy Transfer LP ,
Senior Note, 6.05%, 12/01/26 ........................ United States 5,000,000 5,086,394
Senior Note, 5.25%, 7/01/29 ......................... United States 960,000 988,096
Senior Note, 5.2%, 4/01/30 .......................... United States 430,000 443,572
Occidental Petroleum Corp. , Senior Note , 5.2% , 8/01/29 ......
United States 3,245,000 3,315,624
ONEOK, Inc. , Senior Note , 5.65% , 11/01/28 ...............
United States 3,000,000 3,112,003
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 4.911%, 9/01/27 ........................ Canada 1,500,000 1,511,487
Senior Note, 5.026%, 10/01/29 ....................... Canada 920,000 929,863
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 3,275,000 3,343,503
Viper Energy Partners LLC , Senior Note , 4.9% , 8/01/30 .......
United States 1,029,000 1,038,750
39,246,413
Paper & Forest Products 0.7%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 8,790,000 8,649,583
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 920,000 926,861
9,576,444
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,065,000 2,059,979
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 4,040,000 4,005,376
Pharmaceuticals 0.4%
Royalty Pharma plc ,
Senior Note, 5.15%, 9/02/29 ......................... United States 3,000,000 3,077,705
Senior Note, 4.45%, 3/25/31 ......................... United States 2,140,000 2,126,368
5,204,073
Professional Services 0.3%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 2,010,000 2,067,301

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services (continued)
Verisk Analytics, Inc. , Senior Note , 4.5% , 8/15/30 ...........
United States 1,042,000 $ 1,047,060
3,114,361
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/29 ......................... United States 885,000 911,569
Senior Note, 4.6%, 7/15/30 .......................... United States 2,820,000 2,862,275
Senior Note, 4.2%, 10/15/30 ......................... United States 1,810,000 1,807,063
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.9%, 1/25/30 .............. United States 2,105,000 2,213,511
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 1,180,000 1,224,619
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 664,000 708,454
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 1,750,000 1,827,794
Senior Note, 4.75%, 7/15/30 ......................... United States 365,000 369,527
11,924,812
Software 1.2%
Oracle Corp. ,
Senior Note, 1.65%, 3/25/26 ......................... United States 3,400,000 3,367,088
Senior Note, 4.45%, 9/26/30 ......................... United States 825,000 818,379
Synopsys, Inc. ,
Senior Note, 4.55%, 4/01/27 ......................... United States 2,475,000 2,492,415
Senior Note, 4.65%, 4/01/28 ......................... United States 1,115,000 1,127,710
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 8,989,000 8,804,835
16,610,427
Specialized REITs 0.8%
American Tower Corp. ,
Senior Note, 2.75%, 1/15/27 ......................... United States 4,403,000 4,330,187
Senior Note, 4.9%, 3/15/30 .......................... United States 665,000 679,088
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 3,585,000 3,638,042
Equinix, Inc. , Senior Note , 2.9% , 11/18/26 .................
United States 718,000 708,855
9,356,172
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .
United States 5,700,000 5,734,186
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 130,000 132,466
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 1,635,000 1,675,398
1,807,864
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note, 4.625%, 11/01/29 ....................... United States 815,000 827,482
Senior Note, 5.125%, 2/15/30 ........................ United States 3,897,000 4,024,029
Senior Note, 4.375%, 4/30/30 ........................ United States 2,970,000 2,981,983
7,833,494
Trading Companies & Distributors 0.6%
Air Lease Corp. , Senior Note , 5.3% , 6/25/26 ...............
United States 3,426,000 3,448,397
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 2,805,000 2,947,593

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,860,000 $ 1,904,114
8,300,104
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 4,205,000 4,282,814
T-Mobile USA, Inc. , Senior Note , 1.5% , 2/15/26 .............
United States 8,000,000 7,934,176
12,216,990
Total Corporate Bonds (Cost $741,766,720) ...................................
745,703,867
Foreign Government and Agency Securities 0.3%
b
Electricite de France SA ,
Senior Note, 144A, 5.7%, 5/23/28 ..................... France 3,500,000 3,614,763
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 430,000 447,464
Total Foreign Government and Agency Securities (Cost $3,982,047) .............
4,062,227
U.S. Government and Agency Securities 5.2%
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 70,500,000 70,753,359
d
0.625%, 11/30/27 ................................. United States 113,000 106,366
Total U.S. Government and Agency Securities (Cost $70,872,266) ...............
70,859,725
Asset-Backed Securities 8.4%
Automobiles 0.3%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 415,404 417,771
2023-2, A2A, 5.72%, 3/22/27 ......................... United States 75,960 76,010
2025-1, A2A, 4.51%, 1/20/28 ......................... United States 3,556,489 3,563,482
4,057,263
a a a a a a
Consumer Finance 2.0%
Capital One Prime Auto Receivables Trust ,
2024-1, A2A, 4.61%, 10/15/27 ........................ United States 832,592 833,746
c
2025-1, A3, 3.85%, 7/15/30 .......................... United States 439,000 439,661
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 953,524 955,861
Harley-Davidson Motorcycle Trust , 2025-A , A3 , 4.67% , 4/15/30 .
United States 4,230,000 4,280,746
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 4,157,846 4,188,008
2024-C, A3, 4.41%, 5/15/29 .......................... United States 1,132,000 1,139,344
2025-B, A3, 4.36%, 12/17/29 ......................... United States 1,675,000 1,690,741
e
2025-C, A2B, FRN, 4.584%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 5,595,000 5,599,102
Nissan Auto Receivables Owner Trust , 2025-A , A3 , 4.49% ,
12/17/29 . ........................................ United States 1,900,000 1,919,392
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 1,019,552 1,023,086
2024-A, A3, 4.83%, 10/16/28 ......................... United States 5,331,282 5,361,877
27,431,564
a a a a a a
Financial Services 6.1%
b,e
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.207% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,500,000 1,504,141

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,e
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 410,000 $ 411,016
b,e
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.983% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 798,339 804,169
b,e
Apidos CLO XXXIV , 2020-34A , A1R , 144A, FRN , 5.296% ,
( 3-month SOFR + 1.412% ), 1/20/35 . ................... United States 2,820,000 2,823,493
b,e
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 1,650,000 1,651,562
b,e
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.488% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 1,020,680 1,021,621
b,e
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 1,500,000 1,507,208
b,e
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 854,000 855,011
b,e
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.533% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 1,719,000 1,720,285
Carmax Auto Owner Trust , 2025-2 , A2A , 4.59% , 7/17/28 . .....
United States 1,455,000 1,458,611
b,e
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.366% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 3,790,000 3,794,594
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 2,664,000 2,683,323
b,e
CIFC Funding Ltd. ,
2020-1A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 3,320,000 3,324,132
2021-7A, AR, 144A, FRN, 4.95%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 5,785,000 5,789,152
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 6,981,091 7,016,969
b,e
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 4.804% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 307,377 307,712
b,e
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 1,250,000 1,254,970
b,e
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.264% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,750,000 1,755,002
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 690,036 691,542
e
First Franklin Mortgage Loan Trust , 2006-FF15 , A5 , FRN ,
4.266% , ( 1-month SOFR + 0.274% ), 11/25/36 . ............ United States 47,403 49,096
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 3,573,000 3,603,794
2024-B, A3, 5.1%, 4/15/29 ........................... United States 1,741,000 1,764,029
b,e
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.396% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 1,584,779 1,583,692
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 3,817,000 3,925,476
b,e
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.384% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 1,250,000 1,256,062
e
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.466% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 460,712 96,800
Honda Auto Receivables Owner Trust , 2024-1 , A3 , 5.21% ,
8/15/28 . ......................................... United States 5,124,590 5,169,780
b,e
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 5.884% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 960,818 965,168
b,e
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.655% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 2,100,000 2,107,016
b,e
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.254% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,840,000 1,846,900
b,e
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.246% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 9,982 9,997

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,e
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.456% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 1,632,946 $ 1,634,952
b,e
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.284% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 2,000,000 2,005,522
b,e
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.394%, ( 3-month SOFR + 1.51%),
7/20/37 ......................................... United States 1,250,000 1,254,008
2021-1A, A1R, 144A, FRN, 5.255%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 1,270,000 1,272,519
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,124,000 1,131,327
e
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.156% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 51,584 51,178
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 708,000 710,461
b,e
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.765% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 2,243,774 2,250,056
b,e
Prodigy Finance DAC , 2021-1A , A , 144A, FRN , 5.356% , ( 1-month
SOFR + 1.364% ), 7/25/51 . ........................... Ireland 181,174 178,871
b,e
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.408% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,500,000 1,507,262
b,e
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.27% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 1,250,000 1,251,495
b,e
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 1,909,025 1,910,082
b,e
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.533% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 706,575 707,210
b,e
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.223% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 1,084,697 1,085,484
b,e
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 5.705%, ( 3-month SOFR + 1.8%),
1/15/37 ......................................... United States 1,500,000 1,508,101
2024-2A, A, 144A, FRN, 5.365%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 1,250,000 1,252,188
82,463,039
a a a a a a
Total Asset-Backed Securities (Cost $113,666,250) ............................
113,951,866
Commercial Mortgage-Backed Securities 3.0%
Financial Services 3.0%
BANK ,
f,g
2017-BNK8, XA, IO, FRN, 0.705%, 11/15/50 ............. United States 25,053,753 257,663
f,g
2017-BNK9, XA, IO, FRN, 0.751%, 11/15/54 ............. United States 51,050,302 658,973
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 1,085,000 1,058,434
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 1,317,298 1,298,581
Benchmark Mortgage Trust , 2019-B13 , A2 , 2.889% , 8/15/57 ...
United States 2,165,901 2,088,611
f,g
CD Mortgage Trust ,
2016-CD1, XA, IO, FRN, 1.339%, 8/10/49 ............... United States 7,441,217 19,938
2017-CD6, XA, IO, FRN, 0.889%, 11/13/50 .............. United States 15,295,126 184,406
g
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.249%, 12/15/47 ............... United States 52,068 51,337
f
2016-C4, XA, IO, FRN, 1.498%, 5/10/58 ................. United States 17,934,118 41,745
Citigroup Commercial Mortgage Trust , 2020-GC46 , A2 , 2.708% ,
2/15/53 ......................................... United States 891,485 855,626
COMM Mortgage Trust ,
g
2012-LC4, C, FRN, 5.506%, 12/10/44 .................. United States 72,528 67,938

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
g
2013-CR13, C, FRN, 4.944%, 11/10/46 ................. United States 140,361 $ 138,416
2014-CR16, B, 4.582%, 4/10/47 ....................... United States 1,605,223 1,574,022
g
2014-CR17, C, FRN, 4.781%, 5/10/47 .................. United States 1,040,000 961,500
CSAIL Commercial Mortgage Trust ,
f,g
2015-C1, XA, IO, FRN, 0.039%, 4/15/50 ................. United States 2,799,907 28
g
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 955,589 923,048
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 31,422 31,352
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 1,876,000 1,846,260
f,g
2018-CX12, XA, IO, FRN, 0.546%, 8/15/51 .............. United States 164,440,594 2,018,015
2019-C18, A2, 2.845%, 12/15/52 ...................... United States 1,093,623 1,064,461
f,g
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.606% , 12/15/49 .... United States 56,340,077 161,319
b,g
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 2,919,682 2,826,521
f,g
GS Mortgage Securities Trust , 2014-GC24 , XA , IO, FRN , 0.285% ,
9/10/47 ......................................... United States 5,886,818 59
b,g
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2011-C3, B, 144A, FRN, 5.013%, 2/15/46 ................ United States 728,962 710,132
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 532,000 523,297
2012-LC9, D, 144A, FRN, 3.57%, 12/15/47 .............. United States 173,000 164,747
g
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.94%, 7/15/45 .................... United States 1,444,610 1,391,924
2014-C23, B, FRN, 4.537%, 9/15/47 ................... United States 1,513,000 1,469,047
g
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.638%, 8/15/45 ............... United States 1,945,575 1,910,243
2013-C10, B, FRN, 3.953%, 7/15/46 ................... United States 1,171,611 1,113,041
b,f
2013-C7, XB, IO, 144A, FRN, 0.116%, 2/15/46 ............ United States 1,173,343 566
2013-C9, C, FRN, 3.709%, 5/15/46 .................... United States 3,168,000 2,947,808
b
2013-C9, D, 144A, FRN, 3.797%, 5/15/46 ............... United States 1,481,000 1,359,807
2015-C26, B, FRN, 4.09%, 10/15/48 ................... United States 1,806,000 1,794,483
f
2016-C32, XA, IO, FRN, 0.635%, 12/15/49 ............... United States 89,072,290 413,652
f
2017-C34, XA, IO, FRN, 0.763%, 11/15/52 ............... United States 219,611,443 2,207,929
f,g
Morgan Stanley Capital I Trust ,
2016-UB12, XA, IO, FRN, 0.624%, 12/15/49 ............. United States 23,683,781 82,469
2018-H4, XA, IO, FRN, 0.799%, 12/15/51 ................ United States 57,161,310 1,193,002
2018-L1, XA, IO, FRN, 0.497%, 10/15/51 ................ United States 71,622,984 813,759
f,g
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN , 0.97% ,
12/15/50 ........................................ United States 15,838,427 271,239
f,g
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 9,073 14
g
Wells Fargo Commercial Mortgage Trust ,
b
2013-LC12, D, 144A, FRN, 3.786%, 7/15/46 ............. United States 763,000 437,786
f
2015-LC20, XB, IO, FRN, 0.645%, 4/15/50 ............... United States 1,275,853 13
f
2016-BNK1, XA, IO, FRN, 1.688%, 8/15/49 .............. United States 20,293,278 118,653
f
2016-C37, XA, IO, FRN, 0.767%, 12/15/49 ............... United States 4,794,846 21,893
f
2017-C41, XA, IO, FRN, 1.151%, 11/15/50 ............... United States 22,427,976 390,292
f
2018-C44, XA, IO, FRN, 0.708%, 5/15/51 ................ United States 66,410,672 949,287
f
2018-C48, XA, IO, FRN, 0.93%, 1/15/52 ................. United States 18,689,182 430,502
f
2019-C50, XA, IO, FRN, 1.404%, 5/15/52 ................ United States 14,987,231 545,069
g
WFRBS Commercial Mortgage Trust ,
b
2011-C4, D, 144A, FRN, 4.984%, 6/15/44 ............... United States 762,146 739,924
2012-C10, C, FRN, 4.31%, 12/15/45 ................... United States 267,000 236,562
f
2014-C22, XA, IO, FRN, 0.24%, 9/15/57 ................. United States 2,586,968 280

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
WFRBS Commercial Mortgage Trust, (continued)
f
2014-C23, XA, IO, FRN, 0.069%, 10/15/57 ............... United States 5,943,179 $ 59
40,365,732
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $43,249,846) ..............
40,365,732
Mortgage-Backed Securities 0.2%
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA, 2.73%, 9/01/29 ............................... United States 1,561,532 1,487,884
FNMA, 5.28%, 12/01/28 .............................. United States 1,308,000 1,350,728
2,838,612
Total Mortgage-Backed Securities (Cost $2,721,894) ...........................
2,838,612
Residential Mortgage-Backed Securities 7.0%
Commercial Services & Supplies 0.1%
b,e
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 8.033% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 724,000 749,396
Financial Services 6.9%
b
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 4,585,505 4,660,601
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 2,271,399 2,303,835
b
Anchor Mortgage Trust , 2025-RTL1 , A1 , 144A, 5.718% , 5/25/40 United States 1,813,000 1,819,105
b
Angel Oak Mortgage Trust ,
g
2020-5, A3, 144A, FRN, 2.041%, 5/25/65 ................ United States 287,007 277,990
g
2021-5, A2, 144A, FRN, 1.208%, 7/25/66 ................ United States 2,785,943 2,440,994
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 691,521 688,725
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 970,365 969,407
b,g
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 321,762 315,554
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 93,724 90,357
e
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.706% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 49,295 47,116
b
BRAVO Residential Funding Trust ,
g
2020-NQM1, A3, 144A, FRN, 2.406%, 5/25/60 ............ United States 104,422 102,624
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 295,586 298,475
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 1,713,811 1,728,664
b,g
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 3,766,000 3,706,945
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 528,000 532,537
e
CHL Mortgage Pass-Through Trust , 2005-3 , 1A1 , FRN , 4.726% ,
( 1-month SOFR + 0.734% ), 4/25/35 .................... United States 58,431 55,001
g
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.111% ,
5/25/35 ......................................... United States 37,032 36,562
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 957,020 968,839
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 5,556,356 5,622,646
g
2025-H1, A1, 144A, FRN, 5.735%, 2/25/70 ............... United States 1,647,617 1,663,028
g
2025-H3, A1, 144A, FRN, 5.883%, 4/25/70 ............... United States 632,065 640,103
b,e
EFMT , 2025-NQM4 , A1F , 144A, FRN , 5.383% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 1,159,361 1,161,445
b,e
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.833%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 71,962 72,131
2021-DNA6, M2, 144A, FRN, 5.683%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 555,659 558,091

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,e
FHLMC STACR REMIC Trust, (continued)
2021-DNA7, M2, 144A, FRN, 5.983%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 1,590,000 $ 1,604,286
2022-DNA2, M1A, 144A, FRN, 5.483%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 22,179 22,217
2022-DNA3, M1B, 144A, FRN, 7.083%, ( 30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 50,000 51,949
2022-DNA5, M1A, 144A, FRN, 7.133%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 1,023,689 1,043,046
2022-DNA6, M1A, 144A, FRN, 6.333%, ( 30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 27,472 27,630
2022-DNA6, M1B, 144A, FRN, 7.883%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 46,000 48,250
2022-HQA1, M1A, 144A, FRN, 6.283%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 15,543 15,593
2023-DNA1, M1A, 144A, FRN, 6.287%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 264,135 268,069
2023-HQA2, M1A, 144A, FRN, 6.183%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 55,118 55,250
2023-HQA3, A1, 144A, FRN, 6.033%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 183,207 185,060
2023-HQA3, M1, 144A, FRN, 6.033%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 104,134 104,738
2024-DNA1, A1, 144A, FRN, 5.533%, ( 30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 209,626 210,779
2024-DNA2, A1, 144A, FRN, 5.433%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 202,439 203,505
2024-DNA2, M2, 144A, FRN, 5.883%, (30-day SOFR Average
+ 1.7%), 5/25/44 .................................. United States 15,000 15,104
2025-DNA1, A1, 144A, FRN, 5.133%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,975,625 1,978,514
2025-DNA3, M1, 144A, FRN, 5.283%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 2,419,773 2,422,845
2025-DNA4, M1, 144A, FRN, 5.287%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 1,154,000 1,157,606
b,e
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 6.347% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 3,369 3,425
e
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 11.047%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 798 811
2016-C01, 2M2, FRN, 11.247%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 14,212 14,456
2016-C03, 2M2, FRN, 10.197%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 39,413 39,861
2016-C07, 2M2, FRN, 8.647%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 535,190 549,401
2017-C06, 2M2, FRN, 7.097%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 647,972 658,814
2017-C06, 2M2C, FRN, 7.097%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 138,398 140,714
2018-C02, 2M2, FRN, 6.497%, ( 30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 43,886 44,558
b
2021-R01, 1M2, 144A, FRN, 5.733%, (30-day SOFR Average +
1.55%), 10/25/41 .................................. United States 8,179 8,204
b
2021-R03, 1M1, 144A, FRN, 5.033%, (30-day SOFR Average +
0.85%), 12/25/41 .................................. United States 3,118 3,116
b
2021-R03, 1M2, 144A, FRN, 5.833%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 524,000 526,845

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R01, 1M1, 144A, FRN, 5.183%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 526,001 $ 526,044
b
2022-R02, 2M1, 144A, FRN, 5.383%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 230,322 230,333
b
2022-R02, 2M2, 144A, FRN, 7.183%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 2,400,000 2,454,335
b
2022-R03, 1M2, 144A, FRN , 7.683%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 241,000 249,136
b
2022-R04, 1M2, 144A, FRN, 7.283%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 230,000 236,562
b
2022-R09, 2M1, 144A, FRN, 6.683%, ( 30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 1,369,336 1,387,610
b
2023-R01, 1M1, 144A, FRN, 6.583%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 72,975 74,580
b
2023-R02, 1M1, 144A, FRN, 6.483%, ( 30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 144,227 147,273
b
2023-R06, 1M1, 144A, FRN, 5.883%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 67,707 67,976
b
2023-R07, 2M1, 144A, FRN, 6.133%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 43,619 43,915
b
2024-R02, 1M1, 144A, FRN, 5.283%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 11,807 11,818
b
2024-R03, 2M1, 144A, FRN, 5.333%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 62,529 62,547
b
2024-R04, 1M1, 144A, FRN, 5.283%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 104,906 104,969
b
2024-R05, 2M1, 144A, FRN, 5.183%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 23,094 23,091
b
2024-R06, 1A1, 144A, FRN, 5.333%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 498,428 500,389
b
2024-R06, 1M1, 144A, FRN, 5.233%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 55,135 55,147
b
2025-R01, 1A1, 144A, FRN, 5.133%, ( 30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 700,637 701,436
b
2025-R01, 1M1, 144A, FRN, 5.283%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 639,250 640,220
b
2025-R02, 1A1, 144A, FRN, 5.183%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 556,339 557,683
b
2025-R02, 1M1, 144A, FRN, 5.333%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 1,399,445 1,401,965
b
2025-R03, 2A1, 144A, FRN, 5.633%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 611,129 615,420
b
2025-R04, 1A1, 144A, FRN, 5.183%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 750,114 751,714
b
2025-R04, 1M1, 144A, FRN, 5.383%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 1,997,838 2,002,526
b
2025-R06, 1A1, 144A, FRN, 5.083%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 1,431,000 1,432,339
b,g
Galton Funding Mortgage Trust , 2020-H1 , A3 , 144A, FRN ,
2.617% , 1/25/60 ................................... United States 1,373,914 1,322,858
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 701,978 686,339
b,g
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A3 , 144A,
FRN , 2.352% , 9/27/60 .............................. United States 235,055 223,946
b,g
Imperial Fund Mortgage Trust , 2021-NQM1 , A3 , 144A, FRN ,
1.617% , 6/25/56 ................................... United States 1,310,977 1,157,383

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
J.P. Morgan Mortgage Trust ,
e
2024-10, A11, 144A, FRN, 5.433%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 945,609 $ 944,254
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 644,715 649,427
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 1,078,972 1,089,103
b
Legacy Mortgage Asset Trust ,
2021-GS1, A1, 144A, 5.892%, 10/25/66 ................. United States 3,053,753 3,056,099
2021-GS3, A1, 144A, 5.75%, 7/25/61 ................... United States 1,444,928 1,445,845
2021-GS4, A1, 144A, 5.65%, 11/25/60 .................. United States 2,260,331 2,263,133
b,g
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 829,000 835,043
b
MFA Trust ,
g
2020-NQM1, A3, 144A, FRN, 3.3%, 8/25/49 .............. United States 326,680 315,807
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 958,263 961,623
b,g
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.29% , 8/26/47 ............................... United States 277,047 277,429
b
Morgan Stanley Residential Mortgage Loan Trust ,
e
2024-3, AF, 144A, FRN, 5.533%, (30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 517,536 517,096
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............... United States 1,957,289 1,975,201
b
New Residential Mortgage Loan Trust ,
e
2018-4A, A1M, 144A, FRN, 5.006%, (1-month SOFR +
1.014%), 1/25/48 .................................. United States 111,370 109,793
g
2019-NQM4, A2, 144A, FRN, 2.644%, 9/25/59 ............ United States 415,051 400,148
g
2019-NQM4, A3, 144A, FRN, 2.797%, 9/25/59 ............ United States 1,057,005 1,017,574
b
OBX Trust ,
g
2018-EXP1, 1A3, 144A, FRN, 4%, 4/25/48 ............... United States 89,815 86,004
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 641,078 646,018
b,g
Onity Loan Investment Trust , 2024-HB2 , A , 144A, FRN , 5% ,
8/25/37 ......................................... United States 624,394 623,582
b,e
Radnor Re Ltd. , 2024-1 , M1A , 144A, FRN , 6.183% , ( 30-day
SOFR Average + 2% ), 9/25/34 ........................ United States 277,775 277,962
b,g
Residential Mortgage Loan Trust , 2021-1R , A1 , 144A, FRN ,
0.859% , 1/25/65 ................................... United States 67,040 64,857
b,e
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.915%, ( 1-month SOFR + 0.9%),
7/23/26 ......................................... United States 4,786,000 4,859,216
2025-3, A, 144A, FRN, 4.915%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 4,920,000 4,936,228
2025-7, A, 144A, FRN, 4.891%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 4,841,000 4,852,759
e
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 4.956% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 362,273 300,984
b
Toorak Mortgage Trust , 2025-RRTL1 , A1 , 144A, 5.524% , 2/25/40 United States 630,000 633,945
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 735,299 740,293
93,714,398
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $94,932,578) ...............
94,463,794
Agency Commercial Mortgage-Backed Securities 2.2%
Financial Services 2.2%
FHLMC ,
3539, PM, 4.5%, 5/15/37 ............................ United States 3,091 2,961
3724, CM, 5.5%, 6/15/37 ............................ United States 8,997 9,445
f,g
FHLMC, Multi-family Structured Pass-Through Certificates ,
K737, X1, IO, FRN, 0.608%, 10/25/26 .................. United States 57,953,560 250,174

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
f,g
FHLMC, Multi-family Structured Pass-Through Certificates,
(continued)
K738, XAM, IO, FRN, 1.373%, 3/25/27 .................. United States 17,882,000 $ 297,841
K739, XAM, IO, FRN, 1.567%, 9/25/27 .................. United States 36,816,638 861,980
FNMA ,
2010-81, AP, 2.5%, 7/25/40 .......................... United States 7,427 7,132
2011-60, PA, 4%, 10/25/39 ........................... United States 3,250 3,073
e
2024-89, FA, FRN, 5.383%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 8,496,899 8,532,537
e
2024-98, FA, FRN, 5.333%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 7,138,846 7,163,060
e
2025-41, FA, FRN, 5.333%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 3,174,266 3,186,944
GNMA ,
2009-32, AB, 4%, 5/16/39 ........................... United States 3,293 3,258
f,g
2021-17, IO, FRN, 1.053%, 1/16/61 .................... United States 17,026,042 1,359,002
e
2024-78, QF, FRN, 5.284%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 8,395,590 8,421,148
30,098,555
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $29,919,799) .......
30,098,555
Total Long Term Investments (Cost $1,135,136,373) ...........................
1,136,635,760
a
Short Term Investments 15.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 11.5%
b,h
Air Lease Corp. ,
144A, 4.415%, 11/06/25 .............................. United States 5,175,000 5,171,341
144A, 4.415%, 11/20/25 .............................. United States 2,145,000 2,139,806
7,311,147
b,h
Alexandria Real Estate Equities, Inc. , 144A, 4.31% , 11/03/25 ... United States 9,045,000 9,041,863
b,h
Alimentation Couche-Tard, Inc. ,
144A, 4.257%, 11/04/25 .............................. Canada 1,960,000 1,959,106
144A, 4.255%, 11/13/25 .............................. Canada 1,990,000 1,987,028
3,946,134
h
American Honda Finance Corp. , 4.293% , 12/16/25 .......... United States 4,055,000 4,033,622
b,h
AutoNation, Inc. , 144A, 4.252% , 11/03/25 ................. United States 13,290,000 13,285,016
b,h
Aviation Capital Group LLC , 144A, 4.061% , 11/03/25 ......... United States 5,770,000 5,768,056
b,h
Bayer Corp. , 144A, 4.702% , 7/20/26 ..................... United States 6,940,000 6,737,195
b,h
Bell Canada Holdings, Inc. ,
144A, 4.207%, 11/20/25 .............................. Canada 1,840,000 1,835,890
144A, 4.287%, 11/05/25 .............................. Canada 2,055,000 2,053,843
144A, 4.289%, 11/07/25 .............................. Canada 3,110,000 3,107,533
144A, 4.219%, 11/24/25 .............................. Canada 2,765,000 2,757,575
9,754,841
b,h
Boston Properties LP ,
144A, 4.305%, 11/05/25 .............................. United States 2,185,000 2,183,758
144A, 4.285%, 11/06/25 .............................. United States 3,045,000 3,042,911

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,h
Boston Properties LP, (continued)
144A, 4.311%, 11/24/25 .............................. United States 4,485,000 $ 4,472,692
9,699,361
b,h
Bunge Ltd. Finance Corp. ,
144A, 4.234%, 11/04/25 .............................. United States 2,785,000 2,783,733
144A, 4.251%, 11/10/25 .............................. United States 2,760,000 2,756,820
144A, 4.322%, 12/01/25 .............................. United States 4,120,000 4,105,380
9,645,933
b,h
CRC Funding LLC , 144A, 4.275% , 12/16/25 ............... United States 4,965,000 4,940,004
b,h
Enel Finance America LLC , 144A, 4.242% , 12/19/25 ......... Italy 2,905,000 2,888,787
b,h
Energy Transfer LP , 144A, 4.031% , 11/03/25 ............... United States 4,635,000 4,633,429
b,h
Essex Portfolio LP , 144A, 4.229% , 11/05/25 ................ United States 1,370,000 1,369,222
b,h
Extra Space Storage LP ,
144A, 4.297%, 11/06/25 .............................. United States 2,905,000 2,902,970
144A, 4.25%, 11/25/25 ............................... United States 2,940,000 2,931,534
5,834,504
b,h
FMC Corp. , 144A, 4.502% , 11/03/25 ..................... United States 5,550,000 5,547,822
b,h
Glencore Funding LLC , 144A, 4.446% , 11/28/25 ............ Australia 3,790,000 3,777,783
b,h
Honeywell International, Inc. , 144A, 4.313% , 12/17/25 ........ United States 5,600,000 5,571,167
b,h
Intercontinental Exchange, Inc. , 144A, 4.22% , 11/12/25 ....... United States 4,815,000 4,808,216
b,h
Mid-America Apartments LP ,
144A, 4.247%, 11/04/25 .............................. United States 2,860,000 2,858,717
144A, 4.247%, 11/10/25 .............................. United States 3,145,000 3,141,429
6,000,146
b,h
NiSource, Inc. , 144A, 4.229% , 11/05/25 ................... United States 2,500,000 2,498,580
b,h
Nutrien Ltd. , 144A, 4.209% , 11/28/25 .................... Canada 2,945,000 2,935,512
b,h
Oracle Corp. , 144A, 4.351% , 11/17/25 .................... United States 2,990,000 2,984,339
h
Penske Truck Leasing Co. LP ,
4.245%, 11/12/25 ................................... United States 1,930,000 1,927,312
4.194%, 11/21/25 ................................... United States 2,020,000 2,015,057
3,942,369
b,h
Phillips 66 ,
144A, 4.205%, 11/19/25 .............................. United States 2,755,000 2,749,043
144A, 4.224%, 11/26/25 .............................. United States 3,060,000 3,050,885
5,799,928
h
PPG Industries, Inc. , 4.207% , 11/07/25 ................... United States 1,495,000 1,493,805
h
Ryder System, Inc. ,
4.217%, 11/04/25 ................................... United States 2,385,000 2,383,924
4.238%, 11/07/25 ................................... United States 2,130,000 2,128,285
4,512,209
b,h
Sempra, Inc. ,
144A, 4.211%, 11/20/25 .............................. United States 1,535,000 1,531,509
144A, 4.211%, 11/14/25 .............................. United States 3,130,000 3,125,014
4,656,523
b,h
UDR, Inc. , 144A, 4.287% , 11/04/25 ...................... United States 2,640,000 2,638,808
Total Commercial Papers (Cost $ 156,041,252) ................................
156,056,321
a a a

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
h,i
U.S. Treasury Bills ,
3.54%, 12/04/25 ................................... United States 1,300,000 $ 1,295,668
3.61%, 1/20/26 ................................... United States 100,000 99,194
1,394,862
Total U.S. Government and Agency Securities (Cost $1,394,284) ................
1,394,862
Shares
Management Investment Companies 4.0%
a,j
Putnam Short Term Investment Fund, Class P, 4.371% ....... United States 53,870,652 53,870,652
Total Management Investment Companies (Cost $53,870,652) ..................
53,870,652
Total Short Term Investments (Cost $211,306,188 ) .............................
211,321,835
a
Total Investments (Cost $1,346,442,561) 99.7% ................................
$1,347,957,595
Other Assets, less Liabilities 0.3% ...........................................
4,211,509
Net Assets 100.0% .........................................................
$1,352,169,104
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $550,024,463, representing 40.7% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
d
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( d ).
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
The rate shown represents the yield at period end.
i
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the aggregate value of these securities pledged amounted to $1,287,260, representing 0.1% net assets.
j
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(d).
At October 31, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 2 Year Notes ..................... Long 867 $ 180,545,977 12/31/25 $ (217,938)
Total Futures Contracts ...................................................................... $(217,938)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.7 . (5.00)% Monthly MLCO 1/17/47 315,000 $ 36,766 $ 54,646 $ (17,880)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 515,000 22,195 30,480 (8,285)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.7 . 5.00% Monthly JPHQ 1/17/47 315,000 (36,766) (154,241) 117,475
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 514,000 (22,152) (30,970) 8,818
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly MLCO 5/11/63 1,000 (43) (269) 226
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(100,354) $100,354
Total Credit Default Swap Contracts .................................... $— $ (100,354) $100,354
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Funds Trust
Schedule of Investments
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
See Note 7 regarding other derivative information.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 441,759,000 $ 987,917 $ 797,197 $ 190,720
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 126,395,000 (1,245,888) (811,549) (434,339)
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 5,731,000 (54,015) (38,413) (15,602)
Total Interest Rate Swap Contracts ................................. $(311,986) $ (52,765) $(259,221)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 45.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Short
Duration Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,258,546,936
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 87,895,625
Value - Unaffiliated issuers .................................................................. $1,259,795,561
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 88,162,034
Cash .................................................................................... 88,332
Receivables:
Capital shares sold ........................................................................ 3,783,984
Dividends and interest ..................................................................... 10,106,860
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 2,255,290
Variation margin on centrally cleared swap contracts ............................................... 42,617
OTC swap contracts (upfront payments) .......................................................... 85,126
Unrealized appreciation on OTC swap contracts .................................................... 126,519
Prepaid expenses .......................................................................... 28,576
Total assets .......................................................................... 1,364,474,899
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,999,157
Capital shares redeemed ................................................................... 3,321,393
Management fees ......................................................................... 426,824
Distribution fees .......................................................................... 111,130
Transfer agent fees ........................................................................ 18,639
Trustees' fees and expenses ................................................................. 42,548
Distributions to shareholders ................................................................. 53,830
OTC swap contracts (upfront receipts) ........................................................... 185,480
Unrealized depreciation on OTC swap contracts .................................................... 26,165
Collateral on certain derivative contracts, at value (Note 1 d ) ........................................... 106,366
Accrued expenses and other liabilities ........................................................... 14,263
Total liabilities ......................................................................... 12,305,795
Net assets, at value ................................................................. $1,352,169,104
Net assets consist of:
Paid-in capital ............................................................................. $1,438,108,092
Total distributable earnings (losses) ............................................................. (85,938,988)
Net assets, at value ................................................................. $1,352,169,104

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Short
Duration Bond
Fund
Class A:
Net assets, at value ....................................................................... $453,222,243
Shares outstanding ........................................................................ 45,385,170
Net asset value per share
a,b
.................................................................. $9.99
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $10.22
Class C:
Net assets, at value ....................................................................... $17,040,036
Shares outstanding ........................................................................ 1,711,087
Net asset value and maximum offering price per share
a,b
............................................ $9.96
Class R:
Net assets, at value ....................................................................... $1,228,684
Shares outstanding ........................................................................ 122,406
Net asset value and maximum offering price per share
b
............................................. $10.04
Class R6:
Net assets, at value ....................................................................... $11,119,672
Shares outstanding ........................................................................ 1,108,985
Net asset value and maximum offering price per share
b
............................................. $10.03
Class Y:
Net assets, at value ....................................................................... $869,558,469
Shares outstanding ........................................................................ 86,947,929
Net asset value and maximum offering price per share
b
............................................. $10.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Short
Duration Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $7,381,967
Interest:
Unaffiliated issuers ........................................................................ 51,492,956
Total investment income ................................................................... 58,874,923
Expenses:
Management fees (Note 3 a ) ................................................................... 5,004,682
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,150,635
    Class C ................................................................................ 171,681
    Class R ................................................................................ 5,120
Interest expense ........................................................................... 3,562
Other .................................................................................... 2,937
Total expenses ......................................................................... 6,338,617
Expense reductions (Note 4 ) ............................................................... (5,869)
Expenses waived/paid by affiliates (Note 3g) ................................................... (34,383)
Net expenses ......................................................................... 6,298,365
Net investment income ................................................................ 52,576,558
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,305,800)
Futures contracts ......................................................................... (70,714)
Swap contracts ........................................................................... (845,809)
Net realized gain (loss) .................................................................. (2,222,323)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 19,879,625
Non-controlled affiliates (Note 3 g ) ........................................................... 266,409
Futures contracts ......................................................................... (217,938)
Swap contracts ........................................................................... 2,251,255
Net change in unrealized appreciation (depreciation) ............................................ 22,179,351
Net realized and unrealized gain (loss) ............................................................ 19,957,028
Net increase (decrease) in net assets resulting from operations .......................................... $72,533,586

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Short Duration Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $52,576,558 $46,077,634
Net realized gain (loss) ................................................. (2,222,323) (13,250,568)
Net change in unrealized appreciation (depreciation) ........................... 22,179,351 63,082,207
Net increase (decrease) in net assets resulting from operations ................ 72,533,586 95,909,273
Distributions to shareholders:
Class A ............................................................. (18,098,076) (21,960,798)
Class B ............................................................. — (8,052)
Class C ............................................................. (547,575) (625,540)
Class R ............................................................. (37,547) (26,805)
Class R6 ............................................................ (544,869) (485,456)
Class Y ............................................................. (35,982,295) (33,305,211)
Total distributions to shareholders .......................................... (55,210,362) (56,411,862)
Capital share transactions: (Note 2 )
Class A ............................................................. (35,226,885) (18,761,580)
Class B ............................................................. — (261,836)
Class C ............................................................. (482,310) (717,911)
Class R ............................................................. 305,013 589,121
Class R6 ............................................................ (4,208,724) 7,118,089
Class Y ............................................................. 116,126,904 8,678,208
Total capital share transactions ............................................ 76,513,998 (3,355,909)
Net increase (decrease) in net assets ................................... 93,837,222 36,141,502
Net assets:
Beginning of year ....................................................... 1,258,331,882 1,222,190,380
End of year ........................................................... $1,352,169,104 $1,258,331,882

Putnam Funds Trust
Notes to Financial Statements
Putnam Short Duration Bond Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam Short Duration Bond Fund (Fund) is included in
this report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Duration Bond Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Duration Bond Fund
(continued)
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Duration Bond Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Short Duration Bond Fund
(continued)
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 12,889,643 $127,886,116 19,927,416 $194,330,497
Shares issued in reinvestment of distributions .......... 1,798,243 17,863,433 2,205,882 21,558,833
Shares redeemed ............................... (18,253,640) (180,976,434) (24,014,385) (234,650,910)
Net increase (decrease) .......................... (3,565,754) $(35,226,885) (1,881,087) $(18,761,580)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 818 $7,959
Shares redeemed ............................... — — (27,352) (269,795)
Net increase (decrease) .......................... — $— (26,534) $(261,836)
Class C Shares:
Shares sold ................................... 424,170 $4,197,234 474,602 $4,626,555
Shares issued in reinvestment of distributions .......... 55,320 547,926 63,861 622,286
Shares redeemed
a
.............................. (528,266) (5,227,470) (612,690) (5,966,752)
Net increase (decrease) .......................... (48,776) $(482,310) (74,227) $(717,911)
Class R Shares:
Shares sold ................................... 38,065 $379,867 105,892 $1,036,220
Shares issued in reinvestment of distributions .......... 3,791 37,863 2,704 26,627
Shares redeemed ............................... (11,338) (112,717) (48,027) (473,726)
Net increase (decrease) .......................... 30,518 $305,013 60,569 $589,121
Class R6 Shares:
Shares sold ................................... 649,417 $6,469,066 1,407,683 $13,830,293
Shares issued in reinvestment of distributions .......... 43,179 430,773 39,053 383,542
Shares redeemed ............................... (1,114,656) (11,108,563) (718,819) (7,095,746)
Net increase (decrease) .......................... (422,060) $(4,208,724) 727,917 $7,118,089
Class Y Shares:
Shares sold ................................... 41,758,714 $414,220,276 29,732,308 $291,457,899
Shares issued in reinvestment of distributions .......... 3,367,071 33,495,647 3,300,472 32,304,788
Shares redeemed ............................... (33,338,971) (331,589,019) (32,207,917) (315,084,479)
Net increase (decrease) .......................... 11,786,814 $116,126,904 824,863 $8,678,208
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Short Duration Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a monthly base fee equal to 0.37% of the monthly average of the Fund’s net asset value. In return for this fee, Advisers provides investment management and investor servicing and bears the Fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees. These fees are paid by Advisors as part of the management contract.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Short Duration Bond Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
These fees are being paid by Advisers as part of the management contract.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after
2003.These fees are being paid by Advisers as part of the management contract.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,554
CDSC retained .............................................................................. $25,564
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Short Duration Bond Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended October 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended October 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Short Duration Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $34,024,973 $— $— $266,409 $34,291,382 1,367,280 $954,770
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $ 152,420,349 $ 974,429,028 $ (1,072,978,725) $ — $ — $ 53,870,652 53,870,652 $ 6,427,197
Total Affiliated Securities ... $152,420,349 $1,008,454,001 $(1,072,978,725) $— $266,409 $88,162,034 $7,381,967
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 20,331,279
Long term ................................................................................ 62,729,727
Total capital loss carryforwards ............................................................... $83,061,006
2025 2024
Distributions paid from:
Ordinary income .......................................................... $55,210,362 $56,411,862
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Short Duration Bond Fund
(continued)
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2025, aggregated
$476,102,483 and $339,256,472, respectively.
7. Other Derivative Information
At October 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $1,352,232,691
Unrealized appreciation ........................................................................ $11,704,705
Unrealized depreciation ........................................................................ (16,509,725)
Net unrealized appreciation (depreciation) .......................................................... $(4,805,020)
Distributable earnings:
Undistributed ordinary income ................................................................... $1,980,869
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Short Duration Bond Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 217,938
a
Variation margin on centrally
cleared swap contracts
190,720
a
Variation margin on centrally
cleared swap contracts
449,941
a
Credit contracts ............
OTC swap contracts (upfront
payments)
85,126
OTC swap contracts (upfront
receipts)
185,480
Unrealized appreciation on OTC
swap contracts
126,519
Unrealized depreciation on OTC
swap contracts
26,165
Total .................... $402,365 $879,524
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Duration Bond Fund
(continued)
For the year ended October 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended October 31, 2025, the average month end notional amount of futures contracts and swap contracts represented 74,011,034 and 656,147,939, respectively.
At October 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Short Duration Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(70,714) Futures contracts $(217,938)
Swap contracts (871,531) Swap contracts 2,276,184
Credit contracts ...............
Swap contracts 25,722 Swap contracts (24,929)
Total ....................... $(916,523) $2,033,317
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Short Duration Bond Fund
Swap Contracts ....................................... $ 211,645 $ 211,645
Total ............................................. $211,645 $211,645
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Duration Bond Fund
(continued)
At October 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At October 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam Short Duration Bond Fund
Counterparty
BOFA .................... $ 8,818 $ (8,818) $ — $ — $ —
CITI ..................... 30,480 (8,285) — — 22,195
JPHQ ................... 117,475 (117,475) — — —
MLCO ................... 54,872 (18,149) (36,723) — —
Total ................... $211,645 $(152,727) $(36,723) $— $22,195
$ 1
a
At October 31, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Short Duration Bond Fund
Counterparty
BOFA .................... $ 30,970 $ (8,818) $ — $ — $ 22,152
CITI ..................... 8,285 (8,285) — — —
JPHQ ................... 154,241 (117,475) (36,766) — —
MLCO ................... 18,149 (18,149) — — —
Total ................... $211,645 $(152,727) $(36,766) $— $22,152
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Duration Bond Fund
(continued)
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 45 .
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Duration Bond Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Short Duration Bond Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 34,291,382 $ — $ — $ 34,291,382
Corporate Bonds ........................ — 745,703,867 — 745,703,867
Foreign Government and Agency Securities .... — 4,062,227 — 4,062,227
U.S. Government and Agency Securities ....... — 70,859,725 — 70,859,725
Asset-Backed Securities ................... — 113,951,866 — 113,951,866
Commercial Mortgage-Backed Securities ...... — 40,365,732 — 40,365,732
Mortgage-Backed Securities ................ — 2,838,612 — 2,838,612
Residential Mortgage-Backed Securities ....... — 94,463,794 — 94,463,794
Agency Commercial Mortgage-Backed Securities — 30,098,555 — 30,098,555
Short Term Investments ................... 53,870,652 157,451,183 — 211,321,835
Total Investments in Securities ........... $88,162,034 $1,259,795,561 $— $1,347,957,595
Other Financial Instruments:
Swap Contracts ......................... $— $317,239 $— $317,239
Total Other Financial Instruments ......... $— $317,239 $— $317,239
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $217,938 $— $— $217,938
Swap Contracts ......................... — 476,106 — 476,106
Total Other Financial Instruments ......... $217,938 $476,106 $— $694,044
a
For detailed categories, see the accompanying Schedule of Investments.
9. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Short Duration Bond Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
ETF Exchange-Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.22%

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Short Duration Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Short
Duration Bond Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of October 31,
2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

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Annual Report
Putnam Short Duration Bond Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended October 31, 2025:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $47,818,625

Putnam Funds Trust

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Annual Report
Putnam Short Duration Bond Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Remuneration is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds (one of which is your fund) and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
Under its management contract, your fund pays a management fee at a fixed rate of 37 basis points to the Advisor. The
Advisor is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. (In light of the fact that, under your fund’s management contract, the Advisor bears many of the fund’s organizational and operating expenses, as a practical matter it is unlikely that these expense limitations would become operative with respect to your fund.)
The Advisor and PSERV have agreed to maintain these expense limitations until at least February 28, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.

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For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2024. Your fund’s return, net of fees and expenses, was positive and matched the return of its benchmark over the one-year period ended December 31, 2024, was positive and exceeded the return of its benchmark over the three-year period ended December 31, 2024, and was positive but trailed the return of its benchmark over the five-year period ended December 31, 2024. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and

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quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39113-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	December 29, 2025

By:	/s/Jeffrey White

Jeffrey White

Principal Financial Officer

Date:	December 29, 2025